Property, Plant and Equipment - Changes in Property, Plant and Equipment (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	₩ 12,031,449	₩ 10,546,020
Additions	7,272,476	4,562,263
Business combinations		17,790
Depreciation	(2,791,883)	(2,643,445)
Impairment loss		(1,610)	₩ (3,027)
Disposals	(86,708)	(291,970)
Effect of movements in exchange rates	(221,515)	(151,206)
Government grants received	(1,859)	(6,393)
Ending balance	16,201,960	12,031,449	10,546,020
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	48,178,391	45,191,802
Ending balance	52,851,330	48,178,391	45,191,802
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(36,143,001)	(34,640,022)
Ending balance	(36,645,323)	(36,143,001)	(34,640,022)
Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(3,941)	(5,760)
Ending balance	(4,047)	(3,941)	(5,760)
Land [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	461,484	462,787
Disposals	(1,042)	(1,303)
Others	69
Ending balance	460,511	461,484	462,787
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	461,484	462,787
Ending balance	460,511	461,484	462,787
Buildings and structures [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	3,885,160	3,880,433
Business combinations		16,023
Depreciation	(295,045)	(288,891)
Impairment loss		(1,610)
Disposals	(7,206)	(3,204)
Others	339,640	313,404
Effect of movements in exchange rates	(63,222)	(30,357)
Government grants received	(548)	(638)
Ending balance	3,858,779	3,885,160	3,880,433
Buildings and structures [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	6,284,778	5,998,384
Ending balance	6,539,506	6,284,778	5,998,384
Buildings and structures [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(2,397,967)	(2,117,951)
Ending balance	(2,678,970)	(2,397,967)	(2,117,951)
Buildings and structures [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(1,651)
Ending balance	(1,757)	(1,651)
Machinery And Equipment1 [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	4,522,528	4,750,504
Business combinations		655
Depreciation	(2,416,202)	(2,283,482)
Disposals	(75,275)	(284,855)
Others	3,825,155	2,461,635
Effect of movements in exchange rates	(140,306)	(118,060)
Government grants received	(3,150)	(3,869)
Ending balance	5,712,750	4,522,528	4,750,504
Machinery And Equipment1 [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	37,472,177	36,450,747
Ending balance	38,901,158	37,472,177	36,450,747
Machinery And Equipment1 [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(32,947,359)	(31,694,483)
Ending balance	(33,186,118)	(32,947,359)	(31,694,483)
Machinery And Equipment1 [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(2,290)	(5,760)
Ending balance	(2,290)	(2,290)	(5,760)
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	124,258	131,563
Business combinations		449
Depreciation	(66,963)	(57,130)
Disposals	(52)	(1,746)
Others	87,186	52,471
Effect of movements in exchange rates	(3,087)	(1,349)
Ending balance	141,342	124,258	131,563
Furniture and fixtures [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	775,682	794,894
Ending balance	772,824	775,682	794,894
Furniture and fixtures [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(651,424)	(663,331)
Ending balance	(631,482)	(651,424)	(663,331)
Construction-in-progress [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	2,981,964	1,268,946
Additions	7,272,476	4,562,263
Others	(4,270,210)	(2,846,180)
Effect of movements in exchange rates	(14,213)	(1,179)
Government grants received	1,839	(1,886)
Ending balance	5,971,856	2,981,964	1,268,946
Construction-in-progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	2,981,964	1,268,946
Ending balance	5,971,856	2,981,964	1,268,946
Others [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	56,055	51,787
Business combinations		663
Depreciation	(13,673)	(13,942)
Disposals	(3,133)	(862)
Others	18,160	18,670
Effect of movements in exchange rates	(687)	(261)
Ending balance	56,722	56,055	51,787
Others [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	202,306	216,044
Ending balance	205,475	202,306	216,044
Others [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(146,251)	(164,257)
Ending balance	₩ (148,753)	₩ (146,251)	₩ (164,257)